Acquisitions - Allocations of Intevras and Bencor Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 27, 2010 Intevras Technologies	Oct. 22, 2010 Bencor	Jan. 31, 2011 Intevras and Bencor
Business Acquisition [Line Items]
Working capital	$ 113	$ 8,683	$ 8,796
Property and equipment	556	18,451	19,007
Goodwill	1,891	8,529	10,420
Other intangible assets	4,040	5,040	9,080
Other assets		39	39
Deferred taxes		(7,023)	(7,023)
Other noncurrent liabilities		(795)	(795)
Noncontrolling interest in subsidiary of Bencor		(851)	(851)
Total purchase price	$ 6,600	$ 32,073	$ 38,673